Other non-current liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other non-current liabilities
33. Other
non-current
liabilities

	2019 £m	2018 £m
Accruals	42	71
Deferred income	24	19
Other payables	778	848

	844	938
Other payables includes a number of employee-related liabilities including employee savings plans. In the prior year, it also included acquisition accounting market value lease adjustments which were reclassified to the Right of use
asset on transition to IFRS 16.